Basis of Presentation, New Accounting Standards, and Significant Accounting Policies	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of Presentation, New Accounting Standards, and Significant Accounting Policies

2. Basis of Presentation, New Accounting Standards, and Significant Accounting Policies

The Unaudited Condensed Consolidated Financial Statements and related notes include all the accounts of the Company and its wholly owned subsidiaries. The Unaudited Condensed Consolidated Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), for the purposes of filing the 2026 Interim Report on Form 6-K (“2026 6-K Report”). Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete financial statements. However, except as disclosed herein, there has been no material change in the information disclosed in the Notes included in our 2025 Annual Report on Form 20-F (“2025 20-F Report”). All intercompany transactions have been eliminated in consolidation.

The information included in this 2026 6-K Report should be read in conjunction with the Consolidated Financial Statements and accompanying Notes included in our 2025 20-F Report. Certain amounts in the Unaudited Condensed Consolidated Financial Statements and accompanying Notes may not add due to rounding; however, all percentages have been calculated using unrounded amounts.

Use of Estimates and Judgements

The preparation of the Group’s interim condensed consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenue, expenses, assets and liabilities, and the disclosure of contingent liabilities at the end of the reporting period. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in the future periods.

New Accounting Standards

The accounting policies adopted in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2025.

The following new accounting standards and interpretations effective for accounting periods beginning on or after 1 January 2026, do not have a significant impact on the interim financial statements for the period ended 30 June 2026:

ASU 2025-05	Financial Instruments—Credit Losses (Topic 326)
: Practical Expedient for Accounts Receivable and Contract Assets